Deferred Policy Acquisition Costs and Value of Business Acquired (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of estimated amortization of VOBA
2013	$ 20
2014	16
2015	15
2016	14
2017	$ 13